Schedule of Operating Lease Costs (Details) (Parenthetical) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022	[1]	Sep. 30, 2023		Sep. 30, 2022	[1]	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease cost	$ 259	[1]	$ 328		$ 922	[1]	$ 891		$ 969	$ 2,500
Business Membership Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease cost	155				465				170	612
Month To Month Lease Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease cost	$ 95				$ 266				$ 95	$ 320

[1]	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the three and nine months ended September 30, 2023 of $155 and $465, respectively, and month-to-month lease arrangements for the three and nine months ended September 30, 2023 of $95 and $266, respectively.